CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Total	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Jan. 04, 2021	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Jan. 04, 2021		0
Issuance of Class B common stock to Sponsor	25,000	$ 575	24,425	0
Issuance of Class B common stock to Sponsor, Shares		5,750,000
Net loss	(1,000)	$ 0	0	(1,000)
Ending Balance at Mar. 31, 2021	24,000	$ 575	24,425	(1,000)
Ending Balance, Shares at Mar. 31, 2021		5,750,000
Beginning Balance at Jan. 04, 2021	0	$ 0	0	0
Beginning Balance, Shares at Jan. 04, 2021		0
Allocated value of transaction costs to warrants	737,120
Net loss	(1,954,091)
Ending Balance at Dec. 31, 2021	(8,423,597)	$ 570	0	(8,424,167)
Ending Balance, Shares at Dec. 31, 2021		5,701,967
Beginning Balance at Mar. 31, 2021	24,000	$ 575	24,425	(1,000)
Beginning Balance, Shares at Mar. 31, 2021		5,750,000
Net loss	1	$ 0	0	1
Ending Balance at Jun. 30, 2021	24,001	$ 575	24,425	(999)
Ending Balance, Shares at Jun. 30, 2021		5,750,000
Sale of 20,000,000 Units, net of underwriting discounts and offering expenses	0	$ 0	0	0
Proceeds allocated to Public Warrants	12,492,109	0	12,492,109	0
Allocated value of transaction costs to warrants	(737,120)	0	(737,120)	0
Adjustment of carrying value to initial redemption value	(28,232,249)	0	(21,762,173)	(6,470,076)
Sale of 9,000,000 Private Placement Warrants	9,982,754	0	9,982,754	0
Forfeiture of Founder Shares	0	$ (5)	5	0
Forfeiture of Founder Shares, Shares		(48,033)
Net loss	(690,854)	$ 0	0	(690,854)
Ending Balance at Sep. 30, 2021	(7,161,359)	$ 570	0	(7,161,929)
Ending Balance, Shares at Sep. 30, 2021		5,701,967
Net loss	(1,262,238)	$ 0	0	(1,262,238)
Ending Balance at Dec. 31, 2021	$ (8,423,597)	$ 570	$ 0	$ (8,424,167)
Ending Balance, Shares at Dec. 31, 2021		5,701,967